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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05845

Invesco Senior Loan Fund

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor    1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/14

Item 1. Schedule of Investments.

Invesco Senior Loan Fund

Quarterly Schedule of Portfolio Holdings

November 30, 2014

VK-SLO-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Variable Rate Senior Loan Interests–111.25%(a)(b)

Aerospace & Defense–3.58%

BE Aerospace, Inc., Term Loan (c)	—	12/16/21	$4,843	$4,858,134
Camp International Holding Co., First Lien Term Loan	4.75%	05/31/19	2,343	2,360,949
Second Lien Term Loan	8.25%	11/30/19	179	181,368
Consolidated Aerospace Manufacturing, LLC, Term Loan	5.00%	03/27/20	183	183,195
Term Loan	5.00%	03/27/20	1,241	1,245,424
DAE Aviation Holdings, Inc., Term Loan B-1	5.00%	11/02/18	3,208	3,231,642
Term Loan B-2	5.00%	11/02/18	1,260	1,269,497
Element Materials Technology Group US Holdings Inc., Term Loan B (Acquired 08/07/14; Cost $859,768)	5.25%	08/06/21	864	861,751
IAP Worldwide Services, Inc., Revolver Loan(c)	—	07/18/18	1,501	1,508,271
Second Lien Term Loan	8.00%	07/18/19	1,769	1,557,035
Landmark U.S. Holdings LLC, Canadian Term Loan	4.75%	10/25/19	239	239,118
First Lien Term Loan	4.75%	10/25/19	6,025	6,024,546
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18	3,432	3,405,828
Sequa Corp., Term Loan	5.25%	06/19/17	3,742	3,659,969
Transdigm Inc., Term Loan C	3.75%	02/28/20	8,811	8,748,169
Term Loan D	3.75%	06/04/21	2,955	2,933,098
				42,267,994

Air Transport–1.01%

American Airlines, Inc., Term Loan B	3.75%	06/27/19	673	667,997
Delta Air Lines, Inc., Revolver Loan(d)	0.00%	04/20/16	8,340	8,173,667
Revolver Loan(d)	0.00%	10/18/17	1,227	1,192,811
United Continental Holdings, Inc., Term Loan B-1	3.75%	09/15/21	1,911	1,902,268
				11,936,743

Automotive–5.77%

Affinia Group Inc., Term Loan B-2	4.75%	04/27/20	1,392	1,398,493
American Tire Distributors, Inc., Term Loan	5.75%	06/01/18	3,200	3,212,022
Autoparts Holdings Ltd., First Lien Term Loan	6.50%	07/29/17	2,816	2,824,986
BBB Industries, LLC, First Lien Term Loan	6.00%	11/03/21	1,376	1,361,403
Second Lien Term Loan	9.75%	11/03/22	602	576,844
Dexter Axle Co., Term Loan	4.50%	02/28/20	1,988	1,975,768
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21	21,221	21,208,223
Gates Global, LLC, Term Loan	4.25%	07/05/21	6,308	6,257,500
Goodyear Tire & Rubber Co., Second Lien Term Loan	4.75%	04/30/19	3,831	3,852,029
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21	1,335	1,346,558
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21	1,763	1,771,080
Midas Intermediate Holdco II, LLC, Delayed Draw Term Loan	4.75%	08/18/21	139	139,133
Term Loan	4.75%	08/18/21	1,230	1,234,808
MPG Holdco I Inc., Term Loan	4.50%	10/20/21	3,079	3,094,763
Schaeffler AG (Germany), Term Loan B	4.25%	05/15/20	1,668	1,673,030
TI Group Automotive Systems LLC, Term Loan	4.25%	07/02/21	8,325	8,304,156
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	2,352	2,343,968

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Transtar Holding Co., First Lien Term Loan	5.75%	10/09/18	$4,330	$4,308,094
Second Lien Term Loan (Acquired 10/11/12-10/25/13; Cost $1,263,533)	10.00%	10/09/19	1,271	1,258,727
				68,141,585

Beverage & Tobacco–0.31%

DS Services of America, Inc., Term Loan B	5.25%	08/30/20	1,773	1,779,008
Winebow Group, Inc. (The), First Lien Term Loan	4.75%	07/01/21	1,032	1,031,103
Second Lien Term Loan (Acquired 06/27/14; Cost $823,900)	8.50%	12/31/21	830	823,568
				3,633,679

Building & Development–2.69%

ABC Supply Co., Inc., Term Loan B	3.50%	04/16/20	2,494	2,453,966
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	3,711	3,757,627
Lake at Las Vegas Joint Venture, LLC, Exit Revolver Loan(d)	0.00%	02/28/17	16	5,726
PIK Exit Revolver Loan(e)	5.00%	02/28/17	222	78,137
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	684	685,691
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/28/20	6,725	6,682,935
Second Lien Term Loan	7.00%	03/26/21	1,190	1,198,759
Re/Max International, Inc., Term Loan	4.00%	07/31/20	2,465	2,433,940
Realogy Corp., Extended Revolver Loan(d)	0.00%	03/05/18	3,292	3,176,934
Extended Synthetic LOC (Acquired 08/08/12; Cost $287)	4.41%	10/10/16	1	286
Term Loan B	3.75%	03/05/20	9,179	9,162,236
Tamarack Resort LLC, PIK Term Loan A (Acquired 03/07/14-09/30/14; Cost $56,540) (e)	8.00%	03/07/16	57	56,512
PIK Term Loan B (Acquired 03/07/14-09/30/14; Cost $114,496)(e)	6.50%	02/28/19	726	10,896
WireCo WorldGroup Inc., Term Loan (Acquired 07/02/12; Cost $2,077,500)	6.00%	02/15/17	2,088	2,096,854
				31,800,499

Business Equipment & Services–11.89%

Accelya International S.A. (Luxembourg), Term Loan A-1 (Acquired 03/06/14; Cost $1,612,156)	4.98%	03/06/20	1,619	1,609,113
Term Loan A-2 (Acquired 03/06/14; Cost $557,168)	4.98%	03/06/20	560	556,124
Acosta Holdco, Inc., Term Loan	5.00%	09/26/21	4,512	4,540,001
Asurion LLC, Incremental Term Loan B-1	5.00%	05/24/19	10,760	10,731,684
Incremental Term Loan B-2	4.25%	07/08/20	13,908	13,838,084
Second Lien Term Loan	8.50%	03/03/21	17,707	17,889,930
AVSC Holding Corp., First Lien Term Loan	4.50%	01/24/21	548	548,840
Brickman Group Ltd. LLC, First Lien Term Loan	4.00%	12/18/20	4,480	4,441,249
Second Lien Term Loan	7.50%	12/17/21	768	763,667
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	404	390,331
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	2,693	2,714,714
Checkout Holding Corp., Second Lien Term Loan	7.75%	04/11/22	2,591	2,467,973
Term Loan B	4.50%	04/09/21	4,294	4,199,424
Connolly, LLC, First Lien Term Loan	5.00%	05/14/21	4,097	4,117,287
Second Lien Term Loan	8.00%	05/14/22	2,343	2,351,927
Crossmark Holdings, Inc., First Lien Term Loan	4.50%	12/20/19	2,742	2,691,833
Second Lien Term Loan	8.75%	12/21/20	826	815,529
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18	2,290	2,287,505

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

First Data Corp., Second Lien Term Loan	3.66%	09/24/18	$2,586	$2,555,194
Term Loan	3.66%	03/23/18	21,301	21,068,559
Term Loan	4.16%	03/24/21	3,425	3,411,708
Genesys Telecom Holdings, U.S., Inc., Series 2 Term Loan	4.50%	11/13/20	2,482	2,475,766
Information Resources, Inc., Term Loan	4.75%	09/30/20	2,736	2,760,315
Inmar, Inc., Second Lien Term Loan	8.00%	01/27/22	197	195,901
Term Loan	4.25%	01/27/21	1,583	1,552,409
Intertrust Group Holding B.V. (Netherlands), Second Lien Term Loan 2	8.00%	04/16/22	1,891	1,873,711
Term Loan B-5	4.45%	04/16/21	1,436	1,425,233
Karman Buyer Corp., Delayed Draw Term Loan	4.25%	07/23/21	162	160,794
Second Lien Term Loan	7.50%	07/25/22	3,014	3,001,970
Term Loan	4.25%	07/23/21	4,853	4,823,808
Kronos Inc., First Lien Incremental Term Loan	4.50%	10/30/19	647	649,374
Second Lien Term Loan	9.75%	04/30/20	1,490	1,541,471
Learning Care Group (US) No. 2 Inc., Term Loan	5.50%	05/05/21	3,252	3,288,093
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17	2,111	2,071,568
ServiceMaster Co., Term Loan	4.25%	07/01/21	2,741	2,729,153
SunGard Data Systems Inc., Term Loan C	3.91%	02/28/17	924	924,163
TNS Inc., First Lien Term Loan	5.00%	02/14/20	2,484	2,478,192
Second Lien Term Loan	9.00%	08/14/20	237	235,847
TransUnion, LLC, Revolver Loan(d)	0.00%	04/09/19	943	929,177
Revolver Loan	3.75%	04/09/19	143	140,784
Wand Intermediate I L.P., First Lien Term Loan	4.75%	09/17/21	1,045	1,052,024
Second Lien Term Loan	8.25%	09/19/22	813	815,458
Wash MultiFamily Laundry Systems, LLC, Term Loan	4.50%	02/21/19	1,322	1,308,429
				140,424,316

Cable & Satellite Television–3.33%

Charter Communications Operating, LLC, Term Loan G	4.25%	09/12/21	7,213	7,273,347
ION Media Networks, Inc., Term Loan	5.00%	12/18/20	6,886	6,877,017
Mediacom Illinois LLC Term Loan E	3.13%	10/23/17	3,922	3,877,607
Term Loan G	3.75%	06/30/21	857	856,370
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan B	3.50%	06/07/20	5,611	5,560,974
WideOpenWest Finance, LLC, Term Loan B	4.75%	04/01/19	5,836	5,831,285
Ziggo B.V. (Netherlands), Term Loan B-1	3.25%	01/15/22	3,399	3,348,721
Term Loan B-2	3.50%	01/15/22	2,190	2,157,979
Term Loan B-3	3.50%	01/15/22	3,602	3,549,105
				39,332,405

Chemicals & Plastics–6.31%

Allnex & Cy S.C.A., Term Loan B-1	4.50%	10/03/19	392	393,076
Term Loan B-2	4.50%	10/03/19	203	203,952
Arysta LifeScience SPC, LLC, First Lien Term Loan	4.50%	05/29/20	8,063	8,056,550
Second Lien Term Loan	8.25%	11/30/20	1,864	1,882,231
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	6,302	6,152,403

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–(continued)

Chromaflo Technologies Corp., First Lien Term Loan B	4.50%	12/02/19	$1,500	$1,490,482
Second Lien Term Loan	8.25%	05/30/20	564	563,495
Citadel Plastics Holdings, Inc., Term Loan (c)	—	11/05/20	719	720,568
Colouroz Investment LLC (Germany), First Lien Term Loan B-2	4.75%	09/07/21	3,759	3,728,761
Second Lien Term Loan B-2	8.25%	09/06/22	2,056	1,989,095
Term Loan C	4.75%	09/07/21	621	618,542
Eco Services Operations LLC, Term Loan (c)	—	12/01/21	1,218	1,221,472
Ferro Corp., Term Loan	4.00%	07/31/21	778	773,525
HII Holding Corp., First Lien Term Loan	4.00%	12/20/19	1,160	1,156,087
Huntsman International, LLC, Incremental Term Loan	3.75%	08/12/21	12,859	12,738,301
Ineos Holdings Ltd., Term Loan	3.75%	05/04/18	3,227	3,198,613
Kronos Worldwide Inc., Term Loan	4.75%	02/18/20	1,146	1,149,153
MacDermid, Inc., First Lien Term Loan B	4.00%	06/07/20	3,830	3,788,066
Otter Products, LLC, Term Loan	5.75%	06/03/20	4,019	3,986,648
Oxea Finance LLC, First Lien Term Loan B-2	4.25%	01/15/20	3,875	3,811,717
Second Lien Term Loan	8.25%	07/15/20	1,630	1,591,753
Phillips-Medisize Corp., Second Lien Term Loan	8.25%	06/16/22	432	429,793
Term Loan	4.75%	06/16/21	892	894,927
Styrolution US Holding LLC, Term Loan B-1	6.50%	11/07/19	3,786	3,793,401
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20	1,219	1,206,887
Univar Inc., Term Loan B	5.00%	06/30/17	5,978	5,958,120
WNA Holdings, Inc., Second Lien Term Loan	8.50%	12/07/20	672	657,071
Term Loan	4.50%	06/05/20	1,442	1,439,906
Term Loan	4.50%	06/07/20	992	991,074
				74,585,669

Clothing & Textiles–0.29%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan (Acquired 05/22/14; Cost $1,985,997)	5.50%	05/27/21	2,005	1,997,098
Second Lien Term Loan	9.00%	05/27/22	957	952,090
Outerstuff LLC, Term Loan	5.00%	07/28/21	426	424,814
				3,374,002

Conglomerates–0.90%

CeramTec Acquisition Corp., Term Loan B-1	4.25%	08/30/20	1,648	1,647,550
Term Loan B-2	4.25%	08/30/20	164	163,440
Term Loan B-3	4.25%	08/30/20	493	492,490
Delachaux S.A. (France), Term Loan B-2	5.25%	10/14/21	1,375	1,380,263
Epiq Systems, Inc., Term Loan	4.25%	08/27/20	3,025	3,004,526
Penn Engineering & Manufacturing Corp., Term Loan B	4.50%	08/29/21	853	847,926
Polymer Group, Inc., First Lien Term Loan	5.25%	12/19/19	3,066	3,077,899
				10,614,094

Containers & Glass Products–1.61%

Berlin Packaging, LLC, Second Lien Term Loan	7.75%	10/01/22	791	793,108
Term Loan	4.50%	10/01/21	1,647	1,646,860
Berry Plastics Group, Inc., Term Loan E	3.75%	01/06/21	4,352	4,301,555
BWAY Holding Company, Inc., Term Loan	5.50%	08/14/20	5,534	5,558,366
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,596	1,576,691
Devix US, Inc., First Lien Term Loan B	4.25%	05/02/21	1,112	1,111,848
Second Lien Term Loan	8.00%	05/02/22	744	741,699

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products–(continued)

Hoffmaster Group, Inc., First Lien Term Loan	5.25%	05/09/20	$2,211	$2,209,042
Second Lien Term Loan	10.00%	05/09/21	469	466,285
Libbey Glass, Inc., Term Loan	3.75%	04/09/21	14	13,537
Ranpak Corp., First Lien Term Loan	4.75%	10/01/21	351	350,666
Second Lien Term Loan	8.25%	10/03/22	237	237,819
				19,007,476

Cosmetics & Toiletries–0.74%

Marietta Intermediate Holding Corp., First Lien Term Loan B (Acquired 12/22/04-02/06/13; Cost $10,341,201) (f)	7.00%	02/19/15	3,204	3,187,714
Prestige Brands, Inc., Term Loan B-1(c)	—	01/31/19	1,472	1,476,615
Term Loan B-2	4.50%	09/03/21	1,274	1,283,991
Vogue International Inc., Term Loan B	5.25%	02/14/20	2,735	2,732,053
				8,680,373

Drugs–2.13%

BPA Laboratories, Inc., First Lien Term Loan	2.73%	07/01/17	2,466	2,232,034
Second Lien Term Loan	2.73%	07/01/17	2,144	1,915,728
Catalent Pharma Solutions, Inc., Term Loan (c)	—	05/20/21	261	261,613
Grifols Worldwide Operations USA, Inc., Term Loan B	3.16%	02/27/21	6,487	6,437,608
Millennium Laboratories, Inc., Term Loan B	5.25%	04/16/21	11,923	11,989,969
Valeant Pharmaceuticals International, Inc. (Canada), Series E-1 Term Loan B	3.50%	08/05/20	2,295	2,283,565
				25,120,517

Ecological Services & Equipment–0.04%

ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	422	415,414

Electronics & Electrical–7.85%

4L Technologies Inc., Term Loan	5.50%	05/08/20	6,543	6,521,527
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	1,471	1,467,480
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	8,793	8,799,878
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,926	1,898,940
DEI Sales, Inc., Term Loan	5.75%	07/13/17	3,410	2,989,824
Deltek, Inc., First Lien Term Loan	4.50%	10/10/18	4,270	4,258,367
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	2,353	2,359,007
Freescale Semiconductor, Inc., Term Loan B-4	4.25%	02/28/20	16,070	15,964,688
Term Loan B-5	5.00%	01/15/21	361	362,120
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	5,140	4,994,133
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	4,037	4,052,616
MSC.Software Corp., First Lien Term Loan	5.00%	05/29/20	965	964,633
Second Lien Term Loan	8.50%	06/01/21	478	471,260
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19	1,255	1,239,682
Omnitracs, Inc., Term Loan	4.75%	11/25/20	1,635	1,632,992
Peak 10, Inc., First Lien Term Loan	5.00%	06/17/21	726	726,380
Second Lien Term Loan	8.25%	06/17/22	432	420,884
RP Crown Parent, LLC, First Lien Term Loan	6.00%	12/21/18	9,567	9,016,848
Second Lien Term Loan	11.25%	12/20/19	880	770,390
Ship Luxco 3 S.a.r.l. (Luxembourg), Term Loan	4.50%	11/30/19	3,214	3,223,872
Term Loan B-2A-II	5.25%	11/30/19	1,088	1,096,357

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

SkillSoft Corp., Second Lien Term Loan	9.25%	04/28/22	$1,587	$1,519,863
Term Loan	5.75%	04/28/21	7,767	7,703,626
Sybil Software LLC, Term Loan (Acquired 03/18/14-04/28/14; Cost $1,980,149)	4.75%	03/20/20	1,987	1,987,400
Tibco Software Inc., Term Loan (c)	—	12/05/20	748	735,065
Zebra Technologies Corp., Term Loan	4.75%	10/27/21	7,520	7,592,071
				92,769,903

Equipment Leasing–0.34%

IBC Capital Ltd., Second Lien Term Loan	8.00%	09/09/22	808	809,368
Term Loan	4.75%	09/09/21	3,231	3,239,509
				4,048,877

Financial Intermediaries–1.73%

iPayment Inc., Term Loan	6.75%	05/08/17	4,784	4,754,158
MoneyGram International, Inc., Term Loan	4.25%	03/27/20	8,155	7,499,972
RJO Holdings Corp., Term Loan (Acquired 12/10/10-02/08/11; Cost $5,162,371)	6.91%	12/10/15	5,184	4,846,797
SAM Finance Lux S.a r.l. (Luxembourg), Term Loan	4.25%	12/17/20	3,126	3,146,268
TMFS Holdings, LLC, Term Loan	5.50%	07/29/21	232	230,523
				20,477,718

Food & Drug Retailers–1.17%

Albertson’s LLC, Term Loan B-4	4.50%	08/25/21	8,329	8,364,846
Term Loan B-4-1	4.50%	08/25/21	898	901,588
Rite Aid Corp., Second Lien Term Loan	5.75%	08/21/20	1,939	1,959,534
Supervalu Inc., Term Loan B	4.50%	03/21/19	2,595	2,587,479
				13,813,447

Food Products–4.88%

AdvancePierre Foods, Inc., First Lien Term Loan	5.75%	07/10/17	7,970	7,984,845
Second Lien Term Loan	9.50%	10/10/17	859	851,084
Big Heart Pet Brands, Term Loan	3.50%	03/08/20	4,372	4,235,495
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18	3,628	3,548,289
CSM Bakery Solutions LLC, First Lien Term Loan	5.00%	07/03/20	5,860	5,779,601
Second Lien Term Loan	8.75%	07/03/21	1,701	1,662,951
Del Monte Foods, Inc., First Lien Term Loan	4.25%	02/18/21	2,344	2,185,337
Second Lien Term Loan	8.25%	08/18/21	2,395	2,095,871
Diamond Foods, Inc., Term Loan	4.25%	08/20/18	816	812,046
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18	5,530	5,519,871
H.J. Heinz Co., Revolver Loan (d)	0.00%	06/07/18	7,972	7,901,262
Hearthside Group Holdings, LLC, Revolver Loan(d)	0.00%	06/02/19	1,570	1,561,542
Term Loan	4.50%	06/02/21	2,628	2,635,362
JBS USA, LLC, Term Loan	3.75%	05/25/18	3,068	3,060,817
New HB Acquisition, LLC, Term Loan B	6.75%	04/09/20	2,058	2,104,797
Oak Tea, Inc., Term Loan B-1	3.50%	07/23/21	4,932	4,919,723
Shearer’s Foods, Inc., First Lien Term Loan	4.50%	06/30/21	595	594,397
Second Lien Term Loan	7.75%	06/30/22	250	246,721
				57,700,011

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Service–3.76%

ARG IH Corp., Term Loan	4.75%	11/15/20	$915	$917,980
Burger King Corp., Term Loan B	4.50%	10/27/21	20,510	20,585,656
Portillo’s Holdings, LLC, First Lien Term Loan B	4.75%	08/02/21	1,409	1,406,322
Second Lien Term Loan	8.00%	08/01/22	324	323,909
PSSI Holdings, LLC, Term Loan (c)	—	12/02/21	761	764,473
Red Lobster Management LLC, Term Loan	6.25%	07/28/21	1,972	1,980,677
Restaurant Holding Co., LLC, First Lien Term Loan (Acquired 02/28/14; Cost $1,970,287)	8.75%	02/28/19	2,040	1,754,132
Steak N’ Shake Operations, Inc., Term Loan (Acquired 03/17/14-05/30/14; Cost $1,465,835)	4.75%	03/19/21	1,480	1,476,528
TMK Hawk Parent Corp., First Lien Term Loan	5.25%	10/01/21	1,393	1,393,417
Second Lien Term Loan (Acquired 10/01/14; Cost $631,953)	8.50%	10/01/22	638	635,020
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19	6,822	6,825,421
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20	8,172	6,386,663
				44,450,198

Forest Products–0.36%

NewPage Corp., Term Loan B	9.50%	02/11/21	2,767	2,697,561
Xerium Technologies, Inc., Term Loan	6.25%	05/17/19	1,541	1,541,680
				4,239,241

Health Care–7.64%

Accellent Inc., Second Lien Term Loan	7.50%	03/11/22	1,265	1,233,182
Term Loan	4.50%	03/12/21	5,889	5,836,134
Alere Inc., Term Loan B	4.25%	06/30/17	3,405	3,403,661
ATI Holdings, Inc., Term Loan	5.00%	12/20/19	1,362	1,363,798
Biomet, Inc., Term Loan B-2	3.66%	07/25/17	4,534	4,532,353
CareCore National, LLC, Term Loan B (c)	—	03/05/21	1,383	1,389,082
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19	5,272	5,287,763
Creganna Finance LLC, First Lien Term Loan(c)	—	12/01/21	692	694,973
Second Lien Term Loan(c)	—	06/01/22	686	689,964
DJO Finance LLC, Term Loan B	4.25%	09/15/17	7,714	7,716,755
Drumm Investors LLC, Term Loan	6.75%	05/04/18	902	909,540
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21	6,634	6,590,613
Kinetic Concepts, Inc., Term Loan E-1	4.00%	05/04/18	20,318	20,256,294
Knowledge Universe Education LLC, Term Loan	5.25%	03/18/21	1,378	1,393,098
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21	7,386	7,282,828
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21	4,746	4,710,458
Surgery Center Holdings, Inc., Second Lien Term Loan	8.50%	11/03/21	2,430	2,386,135
Term Loan	5.25%	11/03/20	1,763	1,764,489
Surgical Care Affiliates, LLC, Revolver Loan(d)	0.00%	06/30/16	2,660	2,631,276
Revolver Loan	3.73%	06/30/16	340	336,624
Term Loan B	4.25%	12/29/17	6,885	6,868,249
Western Dental Services, Inc., Term Loan	6.00%	11/01/18	3,051	2,929,049
				90,206,318

Home Furnishings–0.53%

Britax Group Ltd., Term Loan	4.50%	10/15/20	530	376,798
Mattress Holdings Corp., Term Loan	5.25%	10/20/21	2,744	2,752,164
PGT, Inc., Term Loan	5.25%	09/22/21	1,027	1,033,023
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19	2,126	2,122,460
				6,284,445

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Industrial Equipment–1.94%

Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	$783	$785,994
Apex Tool Group, LLC, Term Loan	4.50%	01/31/20	1,932	1,894,296
Capital Safety North America Holdings Inc., First Lien Term Loan	3.75%	03/29/21	2,628	2,567,468
Crosby US Acquisition Corp., First Lien Term Loan	3.75%	11/23/20	2,712	2,652,560
Second Lien Term Loan	7.00%	11/22/21	1,081	1,053,775
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21	3,832	3,836,935
Filtration Group Corp., First Lien Term Loan	4.50%	11/21/20	1,125	1,127,001
Second Lien Term Loan	8.25%	11/21/21	1,071	1,074,360
Gardner Denver, Inc., Term Loan	4.25%	07/30/20	1,441	1,408,265
Husky Injection Molding Systems Ltd. (Canada), Second Lien Term Loan	7.25%	06/30/22	422	414,728
MX Holdings US, Inc., Term Loan B-1	4.25%	08/14/20	1,592	1,595,991
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20	2,474	2,459,922
Tank Holding Corp., Term Loan	4.25%	07/09/19	581	574,416
Unifrax Holding Co., Term Loan	4.25%	11/28/18	256	253,938
Virtuoso US LLC, Term Loan	4.75%	02/11/21	1,251	1,249,840
				22,949,489

Insurance–0.52%

Applied Systems, Inc., Second Lien Term Loan	7.50%	01/23/22	794	796,736
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	2,125	1,997,833
Second Lien Term Loan	8.25%	10/16/20	1,135	1,010,006
York Risk Services Holding Corp., Delayed Draw Term Loan(d)	0.00%	10/01/21	234	233,214
Term Loan	4.75%	10/01/21	2,161	2,157,224
				6,195,013

Leisure Goods, Activities & Movies–3.53%

Alpha Topco Ltd. (United Kingdom), Second Lien Term Loan	7.75%	07/31/22	6,598	6,589,808
Term Loan B-3	4.75%	07/30/21	15,390	15,298,327
CWGS Group, LLC, Term Loan	5.75%	02/20/20	5,060	5,066,117
Dave & Buster’s, Inc., Term Loan	4.50%	07/25/20	630	630,803
Dorna Sports S.L. (Spain), Term Loan B	4.33%	04/30/21	1,395	1,381,413
Equinox Holdings, Inc., First Lien Term Loan(c)	—	01/31/20	2,706	2,697,930
Revolver Loan (Acquired 01/30/14-11/19/14; Cost $834,356 )(d)	0.00%	02/01/18	834	773,866
Revolver Loan (Acquired 01/30/14-11/19/14; Cost $278,119)	6.25%	02/01/18	278	257,955
Fitness International, LLC, Term Loan B	5.50%	07/01/20	2,950	2,920,199
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	856	856,420
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	1,348	1,341,534
Sabre, Inc., Term Loan B	4.00%	02/19/19	3,171	3,153,538
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	791	761,736
				41,729,646

Lodging & Casinos–4.34%

Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	1,403	1,393,516
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	3,694	3,517,015
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19	2,173	2,191,648
Four Seasons Holdings Inc. (Canada), Second Lien Term Loan	6.25%	12/27/20	1,469	1,483,465
Harrah’s Operating Co., Inc., Term Loan B	6.25%	05/08/21	3,967	3,720,963
Term Loan B-6	6.99%	03/01/17	4,797	4,392,434
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	1,477	1,465,814

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Lodging & Casinos–(continued)

La Quinta Intermediate Holdings LLC, Term Loan	4.00%	04/14/21	$6,079	$6,066,551
Scientific Games International, Inc., Term Loan	6.00%	10/18/20	14,942	14,756,315
Term Loan B-2	6.00%	10/01/21	6,913	6,821,431
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	3,383	3,410,559
Yonkers Racing Corp., First Lien Term Loan	4.25%	08/16/19	2,029	1,831,345
Second Lien Term Loan	8.75%	08/20/20	295	231,822
				51,282,878

Nonferrous Metals & Minerals–0.86%

Alpha Natural Resources, Inc., Term Loan B	3.50%	05/22/20	2,047	1,740,295
Arch Coal, Inc., Term Loan	6.25%	05/16/18	4,749	4,208,503
EP Minerals, LLC, Term Loan	5.50%	08/20/20	497	499,274
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	3,852	3,758,232
				10,206,304

Oil & Gas–7.93%

American Energy - Marcellus, LLC, First Lien Term Loan	5.25%	08/04/20	2,930	2,784,586
Second Lien Term Loan	8.50%	08/04/21	577	531,493
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	33	32,318
Atlas Energy, L.P., Term Loan	6.50%	07/31/19	1,498	1,508,567
Bronco Midstream Funding, LLC, Term Loan (Acquired 08/20/13; Cost $3,593,098)	5.00%	08/15/20	3,623	3,622,768
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	2,066	2,063,338
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	10,762	10,008,871
Drillships Ocean Ventures Inc., Term Loan	5.50%	07/25/21	3,970	3,705,379
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,647	1,636,892
Expro Holdings UK 3 Ltd., Term Loan	5.75%	09/02/21	3,813	3,690,422
Fieldwood Energy LLC, Second Lien Term Loan	8.38%	09/30/20	6,117	5,579,438
Term Loan	3.88%	09/28/18	2,673	2,569,015
Floatel International, Ltd., Term Loan	6.00%	06/27/20	3,612	3,449,639
Glenn Pool Oil & Gas Trust I, Term Loan (Acquired 06/08/11; Cost $772,839)	4.50%	05/02/16	773	774,771
HGIM Corp., Term Loan B	5.50%	06/18/20	5,481	5,006,116
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,511	2,416,497
McDermott International, Inc., Term Loan	5.25%	04/16/19	1,582	1,546,577
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	3,109	3,114,675
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	1,041	1,036,200
Osum Productions Corp. (Canada), Term Loan	6.50%	07/28/20	1,228	1,196,865
Pacific Drilling S.A. (Luxembourg), Term Loan	4.50%	06/03/18	812	754,753
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/18/21	1,472	1,295,472
Petroleum Geo-Services ASA, Term Loan	3.25%	03/19/21	4,029	3,734,075
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/21	2,029	2,003,843
Samson Investment Co., Second Lien Term Loan 1	5.00%	09/25/18	5,068	4,634,515
Seadrill Ltd., Term Loan	4.00%	02/21/21	14,709	13,366,434
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	749	724,285
Tallgrass Operations, LLC, Term Loan	4.25%	11/13/18	3,971	3,983,776
Tervita Corp. (Canada), Term Loan	6.25%	05/15/18	3,643	3,366,806
Utex Industries, Inc., First Lien Term Loan	5.00%	05/22/21	1,186	1,174,156
Second Lien Term Loan	8.25%	05/22/22	469	463,942
Western Refining, Inc., Term Loan	4.25%	11/12/20	1,898	1,893,856
				93,670,340

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Publishing–3.50%

Cygnus Business Media, Inc., Term Loan (f)	8.25%	12/31/15	$2,078	$207,800
Getty Images, Inc., Revolver Loan(d)	0.00%	10/18/17	4,154	3,613,547
Term Loan	4.75%	10/18/19	3,645	3,457,303
Harland Clarke Holdings Corp., Term Loan B-2	5.48%	06/30/17	609	610,620
Term Loan B-4	6.00%	08/04/19	916	920,725
Interactive Data Corp., Term Loan	4.50%	05/02/21	7,009	7,050,402
MC Communications, LLC, Term Loan (g)	0.00%	03/31/15	3,449	120,717
MediMedia USA, Inc., First Lien Term Loan	8.00%	11/20/18	4,288	4,191,825
Merrill Communications LLC, Term Loan	5.75%	03/08/18	6,146	6,174,178
Newsday, LLC, Term Loan	3.66%	10/12/16	2,103	2,096,787
ProQuest LLC, Term Loan	5.25%	10/24/21	2,678	2,695,542
Tribune Co., Term Loan	4.00%	12/27/20	10,238	10,209,566
				41,349,012

Radio & Television–3.05%

Block Communications, Inc., Term Loan B	5.75%	11/07/21	701	704,284
Clear Channel Communications, Inc., Term Loan B	3.81%	01/29/16	186	184,291
Term Loan D	6.91%	01/30/19	18,405	17,350,087
Term Loan E	7.66%	07/30/19	6,062	5,843,117
Gray Television, Inc., Term Loan	3.75%	06/10/21	756	750,506
Media General, Inc., Term Loan B-2 (c)	—	07/31/20	2,627	2,625,501
NEP/NCP HoldCo, Inc., Second Lien Term Loan	9.50%	07/22/20	189	189,547
TWCC Holding Corp., Second Lien Term Loan	7.00%	06/26/20	4,901	4,781,397
Term Loan	3.50%	02/13/17	3,671	3,627,208
				36,055,938

Retailers (except Food & Drug)–6.26%

David’s Bridal, Inc., Asset-Based Revolver Loan (Acquired 12/18/12-11/26/14; Cost $2,162,272)(d)	0.00%	10/11/17	2,162	2,010,567
Asset-Based Revolver Loan (Acquired 12/31/13-01/16/14; Cost $138,018)	3.50%	10/11/17	138	128,703
Term Loan	5.25%	10/11/19	2,790	2,700,112
Hudson’s Bay Co. (Canada), First Lien Term Loan (c)	—	11/04/20	418	419,425
J. Crew Group, Inc., Term Loan	4.00%	03/05/21	1,322	1,260,339
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19	1,426	1,385,029
Lands’ End, Inc., Term Loan B	4.25%	04/04/21	2,679	2,665,273
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21	1,229	1,222,110
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21	5,263	5,282,290
Michaels Stores, Inc., Incremental 2014 Term Loan B2	4.00%	01/28/20	236	235,567
National Vision, Inc., First Lien Term Loan	4.00%	03/12/21	2,202	2,162,707
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19	2,399	2,314,819
OSP Group, Inc., First Lien Term Loan	4.50%	03/18/21	2,250	2,249,728
Payless, Inc., Second Lien Term Loan	8.50%	03/11/22	1,298	1,237,236
Term Loan	5.00%	03/11/21	4,391	4,231,932
Pep Boys - Manny, Moe & Jack, Term Loan	4.25%	10/11/18	1,898	1,894,256
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21	1,333	1,330,119
Savers Inc., Term Loan	5.00%	07/09/19	6,338	6,332,002
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18	14,831	14,410,622
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19	8,398	8,359,876
Toys ‘R’ US Property Co. I, LLC, Term Loan	6.00%	08/21/19	7,749	7,370,029
Toys ‘R’ US-Delaware, Inc., Canadian Term Loan A-1	8.25%	10/24/19	1,013	998,613
Term Loan A-1	8.25%	10/24/19	1,256	1,238,280
Term Loan B-2	5.25%	05/25/18	167	128,917
Term Loan B-3	5.25%	05/25/18	22	16,626

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Retailers (except Food & Drug)–(continued)

Wilton Brands LLC, Term Loan B	7.50%	08/30/18	$2,531	$2,392,067
				73,977,244

Steel–0.37%

JMC Steel Group Inc., Term Loan	4.75%	04/01/17	2,091	2,078,892
TMS International Corp., Term Loan B	4.50%	10/16/20	2,273	2,273,351
				4,352,243

Surface Transport–0.72%

Kenan Advantage Group, Inc., Term Loan D	3.75%	06/11/16	485	482,982
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18	4,052	4,077,500
Swift Transportation Co., LLC, Term Loan B	3.75%	06/09/21	457	456,388
U.S. Shipping Corp., Term Loan B-1	5.50%	04/30/18	2,375	2,339,052
Vouvray US Finance LLC, Second Lien Term Loan	8.50%	12/27/21	599	596,289
Term Loan	5.50%	06/27/21	525	525,578
				8,477,789

Telecommunications–6.65%

Avaya Inc., Term Loan B-3	4.65%	10/26/17	17,565	17,103,687
Term Loan B-6	6.50%	03/30/18	929	927,290
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20	9,689	9,731,175
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	7,122	7,184,481
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19	2,334	2,338,497
Level 3 Communications, Inc., Term Loan B	4.00%	01/15/20	5,506	5,512,078
Term Loan B	4.50%	01/31/22	9,993	10,043,024
Term Loan B-III	4.00%	08/01/19	70	69,490
LTS Buyer LLC, Second Lien Term Loan	8.00%	04/12/21	91	92,115
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21	3,427	3,320,222
NTELOS Inc., Term Loan B	5.75%	11/09/19	7,317	7,257,806
Syniverse Holdings, Inc., Term Loan	4.00%	04/23/19	3,500	3,446,047
U.S. Telepacific Corp., Term Loan	6.00%	11/25/20	4,278	4,256,994
XO Communications, LLC, Term Loan	4.25%	03/17/21	1,531	1,522,776
Yankee Cable Acquisition, LLC, Term Loan	4.50%	03/01/20	5,761	5,773,037
				78,578,719

Utilities–2.72%

Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22	4,133	4,056,859
Energy Future Intermediate Holding Co LLC, DIP Term Loan	4.25%	06/19/16	2,000	2,004,380
EquiPower Resources Holdings, LLC, First Lien Term Loan C	4.25%	12/31/19	3,329	3,331,737
Granite Acquisition, Inc., First Lien Term Loan B(c)	—	01/01/21	7,736	7,800,527
Second Lien Term Loan B(c)	—	01/01/22	1,601	1,625,024
Term Loan C(c)	—	01/01/21	340	343,223
NSG Holdings LLC, Term Loan	3.75%	12/11/19	1,228	1,224,924
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	1,078	1,082,301
Southeast PowerGen LLC, Term Loan B (c)	—	12/02/21	1,111	1,116,833
TPF II Power, LLC, Term Loan	5.50%	10/02/21	8,579	8,656,968
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20	876	863,702
				32,106,478
Total Variable Rate Senior Loan Interests				1,314,256,017

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Bonds & Notes–7.44%

Aerospace & Defense–0.07%

LMI Aerospace Inc. (h)	7.38%	07/15/19	$824	$819,880

Business Equipment & Services–0.24%

ADT Corp. (The)	6.25%	10/15/21	1,600	1,686,000
First Data Corp. (h)	6.75%	11/01/20	1,047	1,117,673
				2,803,673

Cable & Satellite Television–0.83%

UPC Broadband Holdings, B.V. (Netherlands) (h)	6.63%	07/01/20	1,385	1,464,638
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	328	359,586
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	7,223	7,954,690
				9,778,914

Chemicals & Plastics–0.88%

Hexion Specialty Chemicals, Inc.	6.63%	04/15/20	8,757	8,538,075
Ineos Holdings Ltd. (h)	6.13%	08/15/18	620	613,800
Ineos Holdings Ltd. (h)	7.50%	05/01/20	291	309,188
Ineos Holdings Ltd. (h)	8.38%	02/15/19	457	487,847
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	419	460,900
				10,409,810

Containers & Glass Products–0.93%

Ardagh Glass Finance PLC (h)	6.25%	01/31/19	1,051	1,058,882
Ardagh Glass Finance PLC (h)	7.00%	11/15/20	221	225,720
Reynolds Group Holdings Inc.	5.75%	10/15/20	2,717	2,795,114
Reynolds Group Holdings Inc.	7.88%	08/15/19	3,197	3,404,805
Reynolds Group Holdings Inc.	9.88%	08/15/19	3,309	3,569,584
				11,054,105

Electronics & Electrical–0.24%

Blackboard Inc. (h)	7.75%	11/15/19	2,799	2,840,985

Food Products–0.05%

Chiquita Brands LLC	7.88%	02/01/21	549	597,724

Forest Products–0.29%

Verso Paper Holdings LLC	11.75%	01/15/19	3,452	3,382,960

Health Care–0.81%

Biomet Inc.	6.50%	08/01/20	866	929,867
Community Health Systems Inc. (h)	6.88%	02/01/22	626	666,690
DJO Finance LLC	8.75%	03/15/18	2,552	2,708,310
DJO Finance LLC	9.75%	10/15/17	3,085	3,131,275
Kinetic Concepts, Inc.	1.50%	11/01/18	1,976	2,198,300
				9,634,442

Lodging & Casinos–0.06%

Harrah’s Operating Company, Inc.	9.00%	02/15/20	906	718,005

Nonferrous Metals & Minerals–0.22%

TiZir Ltd. (United Kingdom) (h)	9.00%	09/28/17	2,900	2,552,000

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas–0.78%

Drill Rigs Holdings Inc. (h)	6.50%	10/01/17	$4,265	$3,977,113
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,928	2,466,840
Seventy Seven Operating LLC (h)	6.50%	07/15/22	130	100,100
Tervita Corp. (Canada) (h)	8.00%	11/15/18	2,588	2,420,556
Western Refining, Inc.	6.25%	04/01/21	232	227,360
				9,191,969

Publishing–0.21%

Merrill Communications LLC (h)	10.00%	03/08/23	2,848	2,506,523

Radio & Television–0.08%

Sinclair Television Group, Inc.	6.38%	11/01/21	870	903,713

Retailers (except Food & Drug)–0.51%

Claire’s Stores Inc. (h)	6.13%	03/15/20	1,340	1,252,900
Claire’s Stores Inc. (h)	9.00%	03/15/19	2,003	2,030,541
Guitar Center Inc. (h)	6.50%	04/15/19	2,784	2,442,960
Targus Group International, Inc. (Acquired 10/16/09-12/14/11; Cost $1,907,226) (h)	10.00%	06/14/19	672	335,874
				6,062,275

Telecommunications–0.97%

Avaya Inc. (h)	7.00%	04/01/19	1,790	1,758,478
Goodman Networks Inc.	12.13%	07/01/18	5,685	6,075,844
Wind Telecomunicazioni S.p.A. (Italy) (h)	6.50%	04/30/20	269	279,760
Wind Telecomunicazioni S.p.A. (Italy) (h)	7.38%	04/23/21	811	784,643
Windstream Corp.	6.38%	08/01/23	25	24,188
Windstream Corp.	7.50%	06/01/22	2,483	2,563,697
				11,486,610

Utilities–0.27%

Calpine Corp. (h)	6.00%	01/15/22	538	577,005
Calpine Corp. (h)	7.50%	02/15/21	1	346
Calpine Corp. (h)	7.88%	01/15/23	1	351
NRG Energy Inc. (h)	6.25%	07/15/22	1,018	1,051,085
NRG Energy Inc.	6.63%	03/15/23	1,466	1,542,965
				3,171,752
Total Bonds & Notes				87,915,340

Structured Products–5.99%

Apidos Cinco CDO (h)(i)	4.48%	05/14/20	639,000	635,741
Apidos CLO IX (h)(i)	6.73%	07/15/23	1,767,194	1,762,599
Apidos CLO X (h)(i)	6.48%	10/30/22	2,238,000	2,243,147
Apidos CLO XI (h)(i)	5.48%	01/17/23	3,105,000	2,937,019
Apidos CLO XV (h)(i)	4.98%	10/20/25	4,000,000	3,647,600
Apidos Quattro CDO (h)(i)	3.83%	01/20/19	721,000	714,872
Ares XI CLO, Ltd. (h)(i)	3.23%	10/11/21	1,278,000	1,261,386
Atrium X CDO (h)(i)	4.73%	07/16/25	3,932,000	3,569,076
Babson CLO Ltd. 2007-I (h)(i)	3.48%	01/18/21	867,000	836,482
Babson CLO Ltd. 2013-II (h)(i)	4.73%	01/18/25	2,964,000	2,672,342
Carlyle Global Market Strategies CLO 2012-3 (h)(i)	5.73%	10/14/24	2,499,000	2,400,789
Carlyle Global Market Strategies CLO 2013-1 (h)(i)	5.73%	02/14/25	1,300,000	1,248,130
Dryden Senior Loan Fund 2013-30 (h)(i)	5.23%	10/15/25	2,361,000	2,185,814
Flagship CLO VI (h)(i)	4.98%	06/10/21	1,917,628	1,915,135
Flagship CLO VI (h)(i)	4.98%	06/10/21	1,670,966	1,668,794
Halcyon Loan Investors CLO II, Ltd. (h)(i)	3.83%	04/24/21	2,875,000	2,771,787
ING Investment Management CLO 2012-3, Ltd. (h)(i)	6.08%	10/15/22	807,000	788,116
ING Investment Management CLO 2012-4, Ltd. (h)(i)	5.98%	10/15/23	3,047,000	2,967,778

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Structured Products–(continued)

ING Investment Management CLO 2013-1, Ltd. (h)(i)	5.23%	04/15/24	$2,600,000	$2,418,000
ING Investment Management CLO 2013-3, Ltd. (h)(i)	4.73%	01/18/26	1,989,000	1,778,763
ING Investment Management CLO III, Ltd. (h)(i)	3.73%	12/13/20	2,098,000	2,053,942
ING Investment Management CLO IV, Ltd. (h)(i)	4.48%	06/14/22	542,000	537,339
Keuka Park CLO 2013-1 (h)(i)	4.73%	10/21/24	412,000	369,852
KKR Financial CLO 2012-1 (h)(i)	5.73%	12/15/24	3,150,000	3,038,175
KKR Financial CLO 2013-1 (h)(i)	4.98%	07/15/25	2,393,000	2,140,060
Madison Park Funding X Ltd. (h)(i)	5.48%	01/20/25	1,259,000	1,215,565
Madison Park Funding XIV Ltd. (h)(i)	4.98%	07/20/26	750,000	680,550
Madison Park Funding XIV Ltd. (h)(i)	5.63%	07/20/26	1,075,000	940,195
Octagon Investment Partners XIV Ltd. (h)(i)	5.48%	01/15/24	1,209,000	1,131,866
Octagon Investment Partners XIX Ltd. (h)(i)	5.08%	04/15/26	1,741,000	1,584,658
Octagon Investment Partners XVII Ltd. (h)(i)	4.73%	10/25/25	775,000	693,083
Octagon Investment Partners XVIII Ltd. (h)(i)	5.48%	12/16/24	2,964,000	2,778,750
Pacifica CDO VI, Ltd. (h)(i)	3.98%	08/15/21	1,059,000	1,010,286
Regatta IV Funding Ltd. 2014-1 (h)(i)	5.22%	07/25/26	1,070,000	965,675
Seneca Park CLO Ltd. (h)(i)	4.92%	07/17/26	500,000	452,700
Sierra CLO II Ltd. (h)(i)	3.73%	01/22/21	1,279,000	1,273,245
Silverado CLO 2006-II Ltd. (h)(i)	3.98%	10/16/20	1,545,000	1,501,740
Slater Mill Loan Fund, LP (h)(i)	5.73%	08/17/22	2,023,000	1,981,731
Symphony CLO IX, Ltd. (h)(i)	5.23%	04/16/22	3,521,000	3,419,947
Symphony CLO Ltd. (h)(i)	6.23%	01/09/23	2,140,000	2,142,140
Symphony CLO XIV Ltd. (h)(i)	4.83%	07/14/26	500,000	448,050
Total Structured Products				70,782,919

			Shares

Common Stocks & Other Equity Interests–2.94%

Aerospace & Defense–0.02%

IAP Worldwide Services (h)(j)			229	183,388

Building & Development–1.47%

Axia Acquisition Corp. (Acquired 05/30/08; Cost $2,268,885) (f)(h)(j)			505	2,660,404
Building Materials Holding Corp. (h)(j)			1,279,379	10,554,877
Lake at Las Vegas Joint Venture, LLC, Class A (Acquired 07/15/10; Cost $7,938,060) (h)(j)			780	0
Lake at Las Vegas Joint Venture, LLC, Class B (Acquired 07/15/10; Cost $93,975) (h)(j)			9	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			39	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			54	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			60	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			67	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15 (Acquired 07/15/10; Cost $0) (h)(j)			76	0
Newhall Holding Co., LLC, Class A (h)(j)			621,591	2,175,568
Rhodes Homes (h)(k)			1,038,734	207,747
Tamarack Resort LLC (Acquired 03/07/14; Cost $0) (h)(j)			28,000	0
WCI Communities, Inc. (j)			93,512	1,739,329
				17,337,925

Chemicals & Plastics–0.00%

LyondellBasell Industries N.V., Class A (k)			142	11,198

Conglomerates–0.02%

Euramax International, Inc. (h)(j)			3,272	245,415

Containers & Glass Products–0.00%

Nexpak Corp. (Acquired 09/01/99; Cost $6,411,681) (h)(j)			70	0

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Cosmetics & Toiletries–0.07%

Levlad, LLC (h)(j)	4,893	$611,575
Marietta Intermediate Holding Corp. (f)(h)(j)	3,872,488	243,967
Marietta Intermediate Holding Corp., Wts. expiring 02/20/19 (Acquired 07/25/06; Cost $0) (f)(h)(j)	519,444	0
		855,542

Drugs–0.00%

BPA Laboratories, Inc., Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(j)	7,160	0
BPA Laboratories, Inc., Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0) (h)(j)	11,479	0
		0

Financial Intermediaries–0.00%

RJO Holdings Corp. (h)(j)	2,852	28,516
RJO Holdings Corp., Class A (h)(j)	2,314	1,157
RJO Holdings Corp., Class B (h)(j)	3,000	1,500
		31,173

Home Furnishings–0.23%

Generation Brands LLC (h)(j)	9,358	1,310,120
WKI Holding Co. Inc. (k)	52,654	1,369,004
		2,679,124

Lodging & Casinos–0.47%

Twin River Worldwide Holdings, Inc. (h)(k)	189,050	5,514,021

Publishing–0.65%

Affiliated Media, Inc. (h)(j)	81,915	3,071,817
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,793,148) (f)(h)(j)	8,426	0
F&W Publications, Inc. (h)(j)	18,385	1,378,883
MC Communications, LLC (Acquired 07/02/09; Cost $0) (h)(j)	739,818	0
Merrill Communications LLC, Class A (h)(j)	326,686	1,878,444
Tribune Media Co., Class A (l)	19,027	1,293,075
Tribune Publishing Co. (l)	4,756	100,304
		7,722,523

Retailers (except Food & Drug)–0.01%

Targus Group International, Inc. (Acquired 12/16/09; Cost $0) (h)(j)	22,469	91,898

Telecommunications–0.00%

CTM Media Holdings Inc. (k)	127	13,970
Total Common Stocks & Other Equity Interests		34,686,177

Preferred Stocks–0.02%

Building & Development–0.01%

Tamarack Resort LLC (Acquired 03/07/14; Cost $119,180) (h)(j)	505	119,180

Financial Intermediaries–0.00%

RTS Investor Corp. (h)(j)	584	37,961

Utilities–0.01%

Genie Energy Ltd. (k)	7,632	50,829
Total Preferred Stocks		207,970

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

	Shares	Value

Money Market Funds–0.86%

Liquid Assets Portfolio –Institutional Class (m)	5,094,961	$5,094,961
Premier Portfolio –Institutional Class (m)	5,094,960	5,094,960
Total Money Market Funds		10,189,921
TOTAL INVESTMENTS(n)–128.49% (Cost $1,542,848,019)		1,518,038,344
BORROWINGS–(25.22)%		(298,000,000)
OTHER ASSETS LESS LIABILITIES–(3.27)%		(38,633,184)
NET ASSETS–100.00%		$1,181,405,160

Investment Abbreviations:

CDO	—Collateralized Debt Obligation	LOC	—Letter of Credit
CLO	—Collateralized Loan Obligation	PIK	—Payment-in-Kind
DIP	—Debtor-in-Possession	Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)	This variable rate interest will settle after November 30, 2014, at which time the interest rate will be determined.

(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—%	5.00%
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	—	6.50

(f)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of November 30, 2014 was $6,299,885, which represented less than 1% of the Fund’s Net Assets. See Note 3.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at November 30, 2014 represented less than 1% of the Fund’s Net Assets.

(h)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $144,016,911, which represented 12.19% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(j)	Non-income producing security acquired through the restructuring of senior loans.

(k)	Security acquired through the restructuring of senior loans.

(l)	Acquired as part of a bankruptcy restructuring.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.

(n)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Senior Loan Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and ask prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

Invesco Senior Loan Fund

E.	Industry Concentration – To the extent that the Fund is concentrated in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
F.	Bank Loan Risk Disclosures – Although the resale, or secondary market for variable rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which variable rate loans are traded. Instead, the secondary market for variable rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
G.	Other Risks – The Fund may invest all or substantially of its assets in variable rate senior loan interests or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and variable rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

H.	Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Senior Loan Fund

During the nine months ended November 30, 2014, there were transfers from Level 2 to Level 1 of $1,804,128 due to securities trading on exchange, from Level 2 to Level 3 of $37,453,813 due to third-party vendor quotations utilizing a single market quote and from Level 3 to Level 2 of $51,278,867 due to third-party vendor quotations utilizing more than one market quote.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,223,561,406	$90,694,611	$1,314,256,017
Bonds & Notes	—	85,072,942	2,842,398	87,915,340
Structured Products	—	70,782,919	—	70,782,919
Equity Securities	13,398,626	21,187,648	10,497,794	45,084,068
Total Investments	$ 13,398,626	$1,400,604,915	$104,034,803	$1,518,038,344

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2014:

	Beginning Balance, as of February 28, 2014	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of November 30, 2014
Variable Rate Senior Loan Interests	$69,420,734	$31,732,896	$(25,189,523)	$177,312	$(9,408,394)	$8,940,770	$30,071,002	$(15,050,186)	$90,694,611
Bonds & Notes	671,748	—	—	—	—	(335,873)	2,506,523	—	2,842,398
Equity Securities	18,584,130	368,290	—	—	—	3,056,943	3,071,817	(14,583,386)	10,497,794
Total	$88,676,612	$32,101,186	$(25,189,523)	$177,312	$(9,408,394)	$11,661,840	$35,649,342	$(29,633,572)	$104,034,803

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended November 30, 2014.

	Value 02/28/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 11/30/14	Interest Income
Axia Inc., Common Shares	$2,167,737	$—	$—	$492,667	$—	$2,660,404	$—
Axia Inc., PIK Second Lien Term Loan A	521,072	16,553	(537,626)	904,997	(904,996)	—	20,795
Axia Inc., Second Lien Term Loan B	813,704	—	(813,704)	1,526,389	(1,526,389)	—	14,579
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., Term Loan	2,525,578	—	(2,131,298)	(200,941)	14,461	207,800	259,496
Endurance Business Media, Inc., Class A Common Shares	0	—	(0)	—	—	—	—
Endurance Business Media, Inc., First Lien Term Loan	1,666,841	—	(1,448,973)	6,738,069	(6,955,937)	—	—
Marietta Intermediate Holding Corp., Common Shares	2,013,694	—	—	(1,769,727)	—	243,967	—
Marietta Intermediate Holding Corp., First Lien Term Loan B	3,187,714	—	—	—	—	3,187,714	171,319
Marietta Intermediate Holding Corp., Warrants	0	—	—	—	—	0	—
Total	$12,896,340	$16,553	$(4,931,601)	$7,691,454	$(9,372,861)	$6,299,885	$466,189

Invesco Senior Loan Fund

NOTE 4 — Unfunded Loan Commitments

As of November 30, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
David’s Bridal, Inc.	Asset-Based Revolver Loan	$2,161,900	$2,010,567
Delta Air Lines, Inc.	Revolver Loan	8,340,476	8,173,667
Delta Air Lines, Inc.	Revolver Loan	1,226,541	1,192,811
Equinox Holdings, Inc.	Revolver Loan	834,356	773,866
Getty Images, Inc.	Revolver Loan	4,153,503	3,613,547
H.J. Heinz Co.	Revolver Loan	7,971,773	7,901,262
Hearthside Group Holdings, LLC	Revolver Loan	1,569,838	1,561,542
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	16,242	5,726
Realogy Corp.	Extended Revolver Loan	3,292,160	3,176,934
Surgical Care Affiliates LLC	Revolver Loan	2,659,735	2,631,276
TransUnion, LLC	Revolver Loan	943,097	929,177
York Risk Services Holding Corp.	Delayed Draw Term Loan	233,578	233,214
		$33,403,199	$32,203,589

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended November 30, 2014 was $782,731,787 and $853,701,429, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$43,205,555
Aggregate unrealized (depreciation) of investment securities	(82,568,283)
Net unrealized appreciation (depreciation) of investment securities	$(39,362,728)
Cost of investments for tax purposes is $1,557,401,072.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended November 30, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$4,153,503	$3,613,547
Citibank, N.A,	3,292,160	3,176,934
Goldman Sachs Lending Partners LLC	10,272,062	10,040,532
Total	$17,717,725	$16,831,013

Invesco Senior Loan Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Senior Loan Fund

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.